Related-Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Motor fuel sales to affiliates	$ 0		$ 62	$ 20
Successor [Member]
Related Party Transaction [Line Items]
Motor fuel sales to affiliates	0		62	20
Bulk fuel purchases from ETP	52		1,867	2,449
Allocated cost of employees	0		0	0
Transportation charges from Susser for delivery of motor fuel	0		0	0
Purchase of stores from Susser	$ 0		$ 0	$ 0
Predecessor [Member]
Related Party Transaction [Line Items]
Motor fuel sales to affiliates		$ 2,200
Bulk fuel purchases from ETP		0
Allocated cost of employees		9
Transportation charges from Susser for delivery of motor fuel		38
Purchase of stores from Susser		$ 81